SUBSEQUENT EVENTS (Details Textual) - USD ($)					1 Months Ended										2 Months Ended	3 Months Ended					12 Months Ended
	Apr. 12, 2016	Mar. 15, 2016	Mar. 03, 2016	Jun. 11, 2015	May 20, 2016	May 16, 2016	Apr. 15, 2016	Mar. 31, 2016	Mar. 29, 2016	Feb. 29, 2016	Jan. 29, 2016	Sep. 28, 2015	Feb. 24, 2015	Feb. 23, 2015	May 20, 2016	Jun. 24, 2016	Apr. 13, 2016	Mar. 31, 2016	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Nov. 16, 2016	Apr. 29, 2016	Apr. 14, 2016	Jan. 31, 2016	Nov. 30, 2015
Subsequent Event [Line Items]
Stock Closing Bid Price Minimum												$ 1.00
Common Stock, Shares, Issued								3,604,753										3,604,753			1,685,642	218,136
Preferred Stock, Shares Outstanding								1,664,853										1,664,853			0	750,000
Debt Instrument, Face Amount											$ 500,000										$ 2,000,000
Debt Instrument, Interest Rate, Stated Percentage										5.00%	5.00%											8.00%
Stock Issued During Period, Shares, New Issues										296,389
Proceeds from Issuance or Sale of Equity, Total																		$ 75,000			$ 1,607,000
Common Stock, Par or Stated Value Per Share								$ 0.00001										$ 0.00001			$ 0.00001	$ 0.00001
Stock Issued During Period, Value, New Issues				$ 500,000						$ 3,556,660
Stock Issued During Period, Value, Employee Benefit Plan																		$ 195,000			$ 1,834,000	$ 307,000
Stock Issued During Period, Value, Conversion of Convertible Securities																		250,000			150,000	0
Proceeds from Warrant Exercises																		$ 75,000		$ (600,000)	$ 1,758,000	0
Repayments of Debt	$ 500,000
Asset Purchase Modification Agreement [Member]
Subsequent Event [Line Items]
Business Combination Asset Purchase Modification Agreement Consideration Payable Terms																		Asset Purchase Modification Agreement (the "Asset Purchase Modification Agreement"), which terminated the Payment Notes, cancelling all principal due, or to become due thereunder and, in their stead, obligated the Company to: (i) upon execution of the Asset Purchase Modification Agreement, pay to IMT $500,000 plus any interest accumulated on the Payment Notes prior to being cancelled; and (ii) prior to December 31, 2016, deliver to IMT Series D Preferred Shares having an aggregate value of cash proceeds of $2,500,000 ("Series D Shares"), plus interest accrued thereon at 9% per annum, with such Series D Shares to be issued in tranches of $250,000 (the "Tranches").
August 2015 Underwritten Offering [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																											204,168
Class of Warrant or Right, Exercise Price of Warrants or Rights																											$ 9.00
Common Stock, Par or Stated Value Per Share																											$ 0.00001
Integrated Microwave Technologies [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, Issued for Services		$ 150,000
Initial Payment Note [Member] | Integrated Microwave Technologies [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount											$ 1,500,000
Debt Instrument, Maturity Date											Mar. 31, 2016
Deferred Payment Note [Member] | Integrated Microwave Technologies [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount											$ 1,500,000
Debt Instrument, Maturity Date											Jul. 29, 2017
Dividend Declared [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted								122,500
Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividend Rate, Percentage																					7.00%
Preferred Stock, Redemption Terms																					(i) 125% of the conversion amount to be redeemed and (ii) the product of (a) the conversion amount divided by 85% of the average of the five (5) lowest volume weighted average prices of the common stock during the twenty (20) consecutive trading day period ending the trading day immediately preceding the delivery of the applicable conversion notice multiplied by (b) 125% of the greatest closing sale price of the common stock on any trading day during the period commencing on the date immediately preceding such triggering event and ending on the date the Company makes the entire redemption payment to the holder of Series A Preferred Stock
Convertible Preferred Stock, Shares Issued upon Conversion																					750,000
Stock Issued During Period, Value, Conversion of Convertible Securities																					$ 1,011,000
Conversion of Stock, Shares Issued																					19,937
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividend Rate, Percentage																		12.50%			7.00%
Preferred Stock, Redemption Terms																		(i) 125% of the conversion amount to be redeemed and (ii) the product of (a) the conversion amount divided by the lower of (x) $3.00 or (y) 87.5% of the lowest volume weighted average price of our common stock during the five (5) consecutive trading-day period ending and including the trading day immediately preceding the delivery of the applicable conversion notice multiplied by (b) 125% of the greatest closing sale price of the common stock on any trading day during the period commencing on the date immediately preceding such triggering event and ending on the date the Company makes the entire redemption payment to the holder of Series B Preferred Stock; provided that the conversion price will not be less than the Floor Price, which Floor Price will not be adjusted for stock splits, share combinations and similar transactions. The Floor Price is $0.10 per share.
Convertible Preferred Stock, Shares Issued upon Conversion														845,000					350,000
Stock Issued During Period, Value, Conversion of Convertible Securities																			$ 474,000
Conversion of Stock, Shares Issued														18,566					15,226
MB Technology Holdings LLC [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, Issued for Services		$ 150,000	$ 300,000
Stock Issued During Period, Shares, New Issues													33,260
Warrant [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted																		435,242			3,125
Warrant [Member] | Series A Preferred Stock [Member] | August 2015 Underwritten Offering [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted																		435,242			496,459
Warrant [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted																					1,459
Warrant [Member] | Series B Preferred Stock [Member] | August 2015 Underwritten Offering [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted																					204,168
Warrant [Member] | Series D Preferred Stock [Member] | August 2015 Underwritten Offering [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted																					0
Common Stock [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								61,217										61,217
Stock Issued During Period, Value, Employee Benefit Plan																		$ 0			$ 0	$ 0
Stock Issued During Period, Value, Conversion of Convertible Securities																		$ 0			$ 0
Stock Issued During Period, Shares, Conversion of Convertible Securities																		150,789			63,192
Conversion of Stock, Shares Issued								1,605,578
Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted					208,334
Conversion of Stock, Shares Issued					250,000
Convertible Preferred Stock [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Outstanding																	1,589,853
Subsequent Event [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																								$ 0.84
Stock Closing Bid Price Minimum									$ 1.00
Stock Issued During Period, Shares, Issued for Services																685,220
Stock Issued During Period, Value, Issued for Services																$ 887,000
Debt Instrument, Face Amount							$ 550,000
Debt Instrument, Interest Rate, Stated Percentage							5.00%
Proceeds from Convertible Debt							$ 500,000
Stock Issued During Period, Shares, New Issues																	61,031
Proceeds from Issuance or Sale of Equity, Total						$ 980,000
Stock Issued During Period, Value, New Issues																	$ 115,700
Warrants Issued To Common Stock																	734,600
Placement Agent Fees And Stock Offering Expenses										$ 218,000
Subsequent Event [Member] | Asset Purchase Modification Agreement [Member]
Subsequent Event [Line Items]
Business Combination Asset Purchase Modification Agreement Consideration Payable Terms	Asset Purchase Modification Agreement which terminated the Payment Notes, cancelling all principal due, or to become due thereunder and, in their stead, obligated the Company to: (i) upon execution of the Asset Purchase Modification Agreement, pay to IMT $500,000 plus any interest accumulated on the Payment Notes prior to their being cancelled; and (ii) prior to December 31, 2016, deliver to IMT Series D Preferred Shares having an aggregate value of cash proceeds of $2,500,000 (Series D Shares),plus interest accrued thereon at 9% per annum, with such Series D Shares to be issued in tranches of $250,000
Subsequent Event [Member] | May 2016 S3 Financing [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 1.3788																	$ 1.3788
Common Stock, Shares, Issued						1,166,668
Common Stock, Par or Stated Value Per Share						$ 0.00001
Shares Issued, Price Per Share						$ 0.84
Subsequent Event [Member] | August 2015 Financing [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted																5,222,901
Convertible Preferred Stock, Shares Issued upon Conversion																496,459
Proceeds from Issuance or Sale of Equity, Total																$ 292,270
Subsequent Event [Member] | Eight Percent Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities																	$ 250,000
Subsequent Event [Member] | Integrated Microwave Technologies [Member]
Subsequent Event [Line Items]
Business Acquisition, Effective Date of Acquisition											Jan. 29, 2016
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest, Total																										$ 3,000,000
Business Combination, Contingent Consideration, Liability											$ 1,500,000
Subsequent Event [Member] | Integrated Microwave Technologies [Member] | Asset Purchase Modification Agreement [Member]
Subsequent Event [Line Items]
Repayments of Debt							$ 500,000
Subsequent Event [Member] | 8% Convertible Notes [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																	8.00%
Subsequent Event [Member] | Initial Payment Note [Member] | Integrated Microwave Technologies [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount											$ 1,500,000
Debt Instrument, Maturity Date											Mar. 31, 2016
Business Combination, Consideration Transferred, Liabilities Incurred											$ 1,500,000
Subsequent Event [Member] | Deferred Payment Note [Member] | Integrated Microwave Technologies [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount											$ 1,500,000
Debt Instrument, Maturity Date											Jul. 29, 2017
Business Combination, Consideration Transferred, Liabilities Incurred											$ 1,500,000
Subsequent Event [Member] | Five Percent Convertible Notes [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount											$ 500,000
Debt Instrument, Interest Rate, Stated Percentage											5.00%
Proceeds from Convertible Debt											$ 500,000
Subsequent Event [Member] | Dividend Declared [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted															322,291		240,851
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Proceeds from Warrant Exercises																	$ 75,042,000
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividend Rate, Percentage										12.50%
Preferred Stock, Redemption Terms										all or any of the shares of Series B Preferred Stock at a price equal to the greater of (i) 125% of the conversion amount to be redeemed and (ii) the product of (a) the conversion amount divided by the lower of (x) $3.00 or (y) 87.5% of the lowest volume weighted average price of our common stock during the five (5) consecutive trading-day period ending and including the trading day immediately preceding the delivery of the applicable conversion notice multiplied by (b) 125% of the greatest closing sale price of the common stock on any trading day during the period commencing on the date immediately
Conversion of Stock, Shares Converted															1,666,524		1,966,807
Subsequent Event [Member] | Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted																250,000
Convertible Preferred Stock, Shares Issued upon Conversion																208,334
Subsequent Event [Member] | Series D Preferred Stock [Member] | Integrated Microwave Technologies [Member] | Asset Purchase Modification Agreement [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted					250,000
Subsequent Event [Member] | MB Technology Holdings LLC [Member]
Subsequent Event [Line Items]
Due to Related Parties																									$ 190,847
Subsequent Event [Member] | Warrant [Member] | February 2016 Financing [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted																1,778,330
Convertible Preferred Stock, Shares Issued upon Conversion																148,195
Proceeds from Issuance or Sale of Equity, Total																$ 124,483
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion					1,657,347										1,657,347
Stock Issued During Period, Shares, Issued for Services																	23,712
Stock Issued During Period, Value, Issued for Services																	$ 39,000
Stock Issued During Period, Value, New Issues																	88,532
Stock Issued During Period, Value, Employee Benefit Plan																	$ 147,630
Stock Issued During Period, Shares, Conversion of Convertible Securities																	150,790
Conversion of Stock, Shares Issued																	1,766,704
Subsequent Event [Member] | Common Stock [Member] | August 2015 Underwritten Offering [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																	61,217
Subsequent Event [Member] | Common Stock [Member] | Integrated Microwave Technologies [Member] | Asset Purchase Modification Agreement [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Issued					208,334
Subsequent Event [Member] | Convertible Preferred Stock [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										2.52
Sale of Stock, Number of Shares Issued in Transaction										296,389
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right										0.5
Proceeds From Registered Offering										$ 3,556,660
Shares Issued, Price Per Share										$ 12.00